PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Costs	$34,483	$30,588	$39,440	$39,769	$15,367	$11,568	$23,024	$21,083	$112,314	$103,008
Accumulated fair value changes	30,726	28,138	3,251	3,077	1,794	881	(841)	(1,022)	34,930	31,074
Accumulated depreciation	(9,966)	(8,409)	(5,398)	(4,191)	(1,799)	(1,481)	(5,813)	(4,512)	(22,976)	(18,593)
Total[1]	$55,243	$50,317	$37,293	$38,655	$15,362	$10,968	$16,370	$15,549	$124,268	$115,489
1.As at December 31, 2022, the total includes $5.6 billion (2021 – $5.8 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $435 million (2021 – $415 million) in our Renewable Power and Transition segment, $3.5 billion (2021 – $4.0 billion) in our Infrastructure segment, $1.0 billion (2021 – $986 million) in our Real Estate segment, and $1.7 billion (2021 – $1.6 billion) in our Private Equity and other segments, totaling $6.6 billion (2021 – $7.0 billion) of ROU assets.
Renewable Power and Transition, Infrastructure and Real Estate segments primarily carry PP&E assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $75.4 billion (2021 – $72.0 billion). Private Equity and other segments carry PP&E assets at amortized cost. As at December 31, 2022, $88.2 billion (2021 – $66.2 billion) of PP&E, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power and Transition
Our renewable power and transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021
Cost, beginning of year	$13,871	$13,899	$9,033	$8,398	$7,684	$6,541	$30,588	$28,838
Additions, net of disposals and assets reclassified as held for sale	(542)	734	950	(907)	1,267	648	1,675	475
Acquisitions through business combinations	—	—	1,765	1,643	1,321	723	3,086	2,366
Foreign currency translation	(849)	(762)	156	(101)	(173)	(228)	(866)	(1,091)
Cost, end of year	12,480	13,871	11,904	9,033	10,099	7,684	34,483	30,588

Accumulated fair value changes, beginning of year	23,973	19,865	2,461	2,908	1,704	1,465	28,138	24,238
Fair value changes	2,681	4,581	1,060	(44)	162	282	3,903	4,819
Dispositions and assets reclassified as held for sale	—	—	(135)	(354)	—	—	(135)	(354)
Foreign currency translation	(1,012)	(473)	(133)	(49)	(35)	(43)	(1,180)	(565)
Accumulated fair value changes, end of year	25,642	23,973	3,253	2,461	1,831	1,704	30,726	28,138

Accumulated depreciation, beginning of year	(5,151)	(4,731)	(2,086)	(2,293)	(1,172)	(846)	(8,409)	(7,870)
Depreciation expenses	(624)	(556)	(557)	(599)	(413)	(355)	(1,594)	(1,510)
Dispositions and assets reclassified as held for sale	86	22	4	792	7	1	97	815
Foreign currency translation	125	114	(222)	14	37	28	(60)	156
Accumulated depreciation, end of year	(5,564)	(5,151)	(2,861)	(2,086)	(1,541)	(1,172)	(9,966)	(8,409)
Balance, end of year	$32,558	$32,693	$12,296	$9,408	$10,389	$8,216	$55,243	$50,317
The following table presents our renewable power and transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2022	2021
North America	$37,016	$32,629
Colombia	8,264	8,497
Brazil	4,708	3,547
Europe	3,396	3,935
Other[1]	1,859	1,709
	$55,243	$50,317
1. Other refers primarily to China, India and Chile.
Renewable power and transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2022. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power and transition assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows – primarily impacted by future electricity price assumptions	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	•Terminal year	•Increases (decreases) in the terminal year decrease (increase) fair value	•Increases (decreases) in the terminal year tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2022 and 2021 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2022	2021	2022	2021	2022	2021	2022	2021
Discount rate
Contracted	4.9 – 5.4%	4.1 – 4.4%	8.2%	7.2%	8.5%	7.9%	4.4%	3.9%
Uncontracted	6.2 – 6.7%	5.4 – 5.6%	9.5%	8.5%	9.7%	9.2%	4.4%	3.9%
Terminal capitalization rate[1]	4.3 – 4.9%	4.8 – 5.1%	n/a	n/a	7.7%	8.0%	n/a	n/a
Terminal year	2044	2042	2051	2048	2042	2041	2036	2036
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset  without consideration of potential renewal value. The weighted-average remaining duration as at December 31, 2022, which includes a one-time 30-year renewal for applicable hydroelectric assets completed in the current year, is 35 years (2021 – 31 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2022	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	54%	16%	88	74	93	135
Brazil (prices in R$/MWh)	75%	43%	336	387	290	387
Colombia (prices in COP$/MWh)	32%	2%	293	352	376	554
Europe (prices in €/MWh)	90%	65%	72	66	62	74
The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2026 and 2035 (2021 – between 2025 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Cost, beginning of year	$7,582	$9,306	$8,999	$8,698	$14,862	$4,321	$8,324	$8,593	$2	$294	$39,769	$31,212
Additions, net of disposals and assets reclassified as held for sale	345	(1,788)	642	312	780	511	561	(103)	—	(294)	2,328	(1,362)
Acquisitions through business combinations	108	180	—	134	—	9,865	53	—	—	—	161	10,179
Foreign currency translation	(743)	(116)	(356)	(145)	(963)	165	(754)	(166)	(2)	2	(2,818)	(260)
Cost, end of year	7,292	7,582	9,285	8,999	14,679	14,862	8,184	8,324	—	2	39,440	39,769

Accumulated fair value changes, beginning of year	1,626	2,917	1,045	1,047	408	338	—	—	(2)	324	3,077	4,626
Disposition and assets reclassified as held for sale	—	(1,399)	—	—	—	—	—	—	—	(244)	—	(1,643)
Fair value changes	176	134	112	48	118	70	—	—	—	(80)	406	172
Foreign currency translation	(178)	(26)	(53)	(50)	(3)	—	—	—	2	(2)	(232)	(78)
Accumulated fair value changes, end of year	1,624	1,626	1,104	1,045	523	408	—	—	—	(2)	3,251	3,077

Accumulated depreciation, beginning of year	(1,272)	(1,613)	(1,668)	(1,404)	(622)	(356)	(629)	(263)	—	(35)	(4,191)	(3,671)
Depreciation expenses	(326)	(352)	(468)	(481)	(418)	(270)	(384)	(419)	—	(4)	(1,596)	(1,526)
Dispositions and assets reclassified as held for sale	21	682	9	161	11	20	41	45	—	38	82	946
Foreign currency translation	121	11	87	56	47	(16)	52	8	—	1	307	60
Accumulated depreciation, end of year	(1,456)	(1,272)	(2,040)	(1,668)	(982)	(622)	(920)	(629)	—	—	(5,398)	(4,191)
Balance, end of year	$7,460	$7,936	$8,349	$8,376	$14,220	$14,648	$7,264	$7,695	$—	$—	$37,293	$38,655
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2022. The utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream and data assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization multiple	•Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	•Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2022 and 2021 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2022	2021	2022	2021	2022	2021
Discount rates	7 – 11%	7 – 11%	8 – 14%	7 – 14%	15%	15%
Terminal capitalization multiples	18x	20x	9x – 15x	9x – 15x	10x	10x
Investment horizon	10 – 20	10 – 20	10	10	5 – 10	5 – 10
c)    Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021
Balance, beginning of year	$11,568	$9,420	$881	$393	$(1,481)	$(1,274)	$10,968	$8,539
Changes in basis of accounting	11	(38)	1	8	31	1	43	(29)
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,202	207	28	(657)	59	268	1,289	(182)
Acquisitions through business combinations	3,224	2,172	—	—	—	—	3,224	2,172
Foreign currency translation	(638)	(193)	(35)	(2)	115	37	(558)	(158)
Fair value changes	—	—	1,039	1,113	—	—	1,039	1,113
Depreciation expenses	—	—	—	—	(523)	(513)	(523)	(513)
Impairment charges	—	—	(120)	26	—	—	(120)	26
Balance, end of year	$15,367	$11,568	$1,794	$881	$(1,799)	$(1,481)	$15,362	$10,968
1.For accumulated depreciation, (additions)/dispositions.
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2022. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.
d)    Private Equity and Other
Private equity and other PP&E primarily includes assets owned by the company’s private equity and residential development businesses. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021
Balance, beginning of year	$21,083	$18,601	$(1,022)	$(873)	$(4,512)	$(3,631)	$15,549	$14,097
Changes in basis of accounting	(37)	(820)	(8)	(3)	5	301	(40)	(522)
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,443	1,120	41	97	372	271	1,856	1,488
Acquisitions through business combinations	1,502	2,518	—	—	—	—	1,502	2,518
Foreign currency translation	(967)	(336)	11	(3)	170	34	(786)	(305)
Depreciation expenses	—	—	—	—	(1,848)	(1,501)	(1,848)	(1,501)
Impairment charges	—	—	137	(240)	—	14	137	(226)
Balance, end of year	$23,024	$21,083	$(841)	$(1,022)	$(5,813)	$(4,512)	$16,370	$15,549
1. For accumulated depreciation, (additions)/dispositions.